Balance Sheets (USD $)	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash	$ 29,381	$ 2,663	$ 37,973
Prepaid expenses	48	0	0
TOTAL CURRENT ASSETS	29,429	2,663	37,973
Furniture, Fixtures & Equipment (net of depreciation)	1,016	0	0
TOTAL ASSETS	30,445	2,663	37,973
CURRENT LIABILITIES
Accounts payable and accrued expenses	12,180	7,500	7,500
Judgments payable	2,300,945	2,300,945	2,300,945
TOTAL CURRENT LIABILITIES	2,313,125	2,308,445	2,308,445
STOCKHOLDERS' EQUITY (DEFICIT)
Common stock	328,859	438,859	288,859
Preferred stock	0	0	0
Additional paid in capital	2,657,473	2,507,473	1,907,473
Retained (deficit)	(5,269,012)	(5,252,114)	(4,466,804)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(2,282,680)	(2,305,782)	(2,270,472)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 30,445	$ 2,663	$ 37,973